Assets by operating segment (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Asset by Operating Segments

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate	Eliminations	Total
Consolidated assets by operating segment - 12.31.2019
Current assets	5,734	12,273	1,932	12,700	(4,827)	27,812
Non-current assets	148,546	31,248	10,781	11,390	(37)	201,928

Long-term receivables	6,456	3,299	1,369	6,567	—	17,691
Investments	592	1,109	1,067	2,731	—	5,499
Property, plant and equipment	122,496	26,710	8,181	1,915	(37)	159,265
Operating assets	106,331	23,630	5,605	1,784	(37)	137,313
Under construction	16,165	3,080	2,576	131	—	21,952
Intangible assets	19,002	130	164	177	—	19,473

Total Assets	154,280	43,521	12,713	24,090	(4,864)	229,740

Consolidated assets by operating segment - 12.31.2018
Current assets	5,324	11,964	2,027	21,404	(3,657)	37,062
Non-current assets	126,989	32,119	13,582	12,120	196	185,006

Long-term receivables	8,115	3,286	1,525	8,898	235	22,059
Investments	650	1,303	757	49	—	2,759
Property, plant and equipment	116,153	27,356	11,057	2,856	(39)	157,383
Operating assets	93,172	24,347	8,517	2,460	(39)	128,457
Under construction	22,981	3,009	2,540	396	—	28,926
Intangible assets	2,071	174	243	317	—	2,805

Total Assets	132,313	44,083	15,609	33,524	(3,461)	222,068